CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 447,402	$ 356,554	$ 296,564
Cost of revenues	257,751	194,436	169,169
Gross profit	189,651	162,118	127,395
Operating expenses:
Research and development (net of grants and participations for the amount of $0, $11 and $310 for the years ended December 31, 2014, 2013 and 2012, respectively)	2,628	2,002	2,100
Marketing and selling	55,870	51,209	46,911
General and administrative	36,111	32,904	28,423
Total operating expenses	94,609	86,115	77,434
Operating income	95,042	76,003	49,961
Finance expenses, net	1,045	1,314	2,773
Income before taxes on income	93,997	74,689	47,188
Taxes on income	13,738	10,336	6,821
Income after taxes on income	80,259	64,353	40,367
Net income	80,259	64,353	40,367
Net income attributable to non-controlling interest	1,820	1,009	735
Net income attributable to controlling interest	78,439	63,344	39,632
Net income attributable to controlling interest	$ 78,439	$ 63,344	$ 39,632
Basic net income per share of ordinary shares	$ 2.25	$ 1.83	$ 1.21
Diluted net income per share of ordinary shares	$ 2.22	$ 1.80	$ 1.21
Weighted average number of ordinary shares used in computing basic income per share	34,932,000	34,666,514	32,641,701
Weighted average number of ordinary shares used in computing diluted income per share	35,394,499	35,209,946	32,699,748